Segregated Funds - Summary of Composition of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ 313,596	$ 324,808	$ 315,708
Composition of segregated funds net assets
Held by policyholders	313,209	324,307
Held by the Company	387	501
Cash and short-term securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	3,700	4,756
Debt securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	15,313	15,472
Equity [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	11,661	12,624
Mutual funds [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	277,133	288,007
Other investments [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,678	4,514
Accrued investment income [member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	1,811	201
Other assets and liabilities, net [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ (700)	$ (766)